Net gain or loss on financial instruments at fair value through profit or loss mandatorily measured at fair value (IFRS 9 And IAS 39)_Details of gains or losses related to net gain or loss on financial instruments at FVTPL (Details)
	3 Months Ended			6 Months Ended
	Jun. 30, 2018 KRW (₩)		Jun. 30, 2017 KRW (₩)	Jun. 30, 2018 KRW (₩)		Jun. 30, 2018 USD ($)		Jun. 30, 2017 KRW (₩)
Disclosure of gains (losses) on financial instruments at fair value through profit or loss [Abstract]
Gains (losses) on financial assets at fair value through profit or loss mandatorily measured at fair value	₩ 70,116,000,000		₩ 0	₩ 114,146,000,000				₩ 0
Gains (losses) on financial assets held for trading	0		36,266,000,000	0				(60,186,000,000)
Gains (losses) on financial instrument at fair value through profit or loss designated as upon initial recognition (IFRS 9)	(2,423,000,000)		0	2,877,000,000				0
Gains (losses) on financial instruments at fair value through profit or loss designated as upon initial recognition (IAS39)	0		(24,200,000,000)	0				(86,223,000,000)
Total	67,693,000,000	[1]	0	117,023,000,000	[1]	$ 105,255,000	[1]	0
Total	₩ 0		₩ 12,066,000,000	₩ 0		$ 0		₩ (146,409,000,000)

[1]	The consolidated interim statements of comprehensive income for the three months and six months ended June 30, 2018 was prepared in accordance with IFRS 9; however, the comparative consolidated interim statements of comprehensive income for the three months and six months ended June 30, 2017 was not retrospectively restated in accordance with IFRS 9.